Financial Assets and Liabilities - Summary of Valuation Processes of Contingent Consideration at Fair Value (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Financial Instruments [Abstract]
Fair value of cash or stock payable, dependent on achievement of future late-stage clinical or regulatory targets	$ 23,674	$ 34,501
Fair value of royalty payments from commercialization of the intellectual property acquired	18,396	29,094
Contingent Consideration	$ 42,070	$ 63,595